Other income and expenses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income And Expenses Net
Changes in fair value of energy forward contracts – note 16 (d)	$ 9,608	$ 81	$ (15,663)
Divestment and restructuring	7,736	9,028
Changes in fair value of derivative financial instruments – note 16 (c)	201	746	(1,385)
Changes in asset retirement, restoration and environmental obligations – note 27	(174)	13,750	(10,125)
Loss on sale and write-off of property, plant and equipment	(1,649)	(16,183)	(3,734)
Provision for legal claims	(15,160)	1,908	(13,892)
Penalties and fines on income tax (i)	(11,365)
Slow moving and obsolete inventory	(10,383)	(10,897)	(4,372)
Contribution to communities	(12,911)	(14,554)	(13,134)
Changes in fair value of offtake agreement – note 16 (e)	(49,254)	(3,347)	2,268
ICMS tax incentives			32,338
Tax voluntary disclosure			(86,906)
Others	3,868	(14,043)	4,021
Total other income and expenses, net	$ (79,483)	$ (33,511)	$ (110,584)